Income and expenses - Financial expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income and expenses
Interest expense	€ (1,712)	€ (1,299)	€ (1,751)
Foreign exchange losses	(3,539)	(1,310)	(1,770)
Other financial expenses	(365)	(360)	(344)
Total	€ (5,616)	€ (2,969)	€ (3,865)